Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Current assets
Cash and cash equivalents	€ 258,756	€ 171,029	€ 276,748
Current trade and others receivables	7,236	11,919	12,033
Other current assets	2,101	1,765	1,968
Inventories	4	4	4
Total - Current assets	268,097	184,717	290,753
Non-current assets
Intangible assets	174	297	920
Property, plant and equipment	9,015	11,648	16,453
Non-current trade and other receivables	3	0	0
Other non-current financial assets	4,431	1,458	1,727
Deferred tax assets	0	0	0
Total - Non-current assets	13,623	13,403	19,099
Total - Assets	281,720	198,119	309,853
Current liabilities
Current convertible loans	415	1,312	1,312
Other current loans and borrowings	1,773	3,035	3,226
Current trade and other payables	40,988	25,564	36,917
Current deferred income and revenue	14,298	124	139
Current provisions	313	1,031	2,061
Other current tax liabilities	5,051	0	0
Total - Current liabilities	62,837	31,067	43,657
Non-current liabilities
Non-current convertible loans	47,682	169,470	164,142
Other non-current loans and borrowings	24,365	11,873	14,939
Non-current trade and other payables	450	450	450
Non-current deferred income and revenue	25,821	0	0
Non-current employee benefits	864	922	1,408
Deferred tax liabilities	602	767	1,193
Total - Non-current liabilities	99,786	183,482	182,132
Shareholders' equity
Share capital	12,454	9,722	9,715
Share premium	444,438	379,057	377,821
Retained earnings (accumulated deficit)	(405,076)	(303,897)	(238,340)
Currency translation adjustment	22	(92)	14
Net profit (loss)	67,259	(101,221)	(65,144)
Total shareholders' equity - Group share	119,097	(16,430)	84,065
Non-controlling interests	0	0	0
Total - Shareholders' equity	119,097	(16,430)	84,065
Total - Shareholders' equity & liabilities	€ 281,720	€ 198,119	€ 309,853